Accounts Receivable	6 Months Ended
Jun. 30, 2025
Accounts Receivable [Abstract]
Accounts receivable

Note 3. Accounts receivable

	June 30,	December 31,
	2025	2024
Trade receivables	$4,260,324	$4,796,638
Provision for expected credit loss	(648,653)	(648,653)
Exchange rate difference	15,548	29,693
	$3,627,219	$4,177,678

For the six months ended June 30, 2025 and the year ended December 31, 2024, the Company recognized provision for expected credit losses of approximately nil and $128,098, respectively, in relation to its accounts receivable. The allowance for expected credit losses was $648,653 as of both June 30, 2025 and December 31, 2024.